Registration No. 33-11371

1940 Act File No. 811-4982

Filed Pursuant to Rule 497(e)

HEARTLAND GROUP, INC.

Heartland Select Value Fund – Heartland Mid Cap Value Fund – Heartland Value
Plus Fund – Heartland Value Fund – Heartland International Value Fund

Supplement Dated December 5, 2016 to the

Statement of Additional Information Dated May 1, 2016

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.

The Board of Directors of Heartland Group, Inc. (“Heartland Funds” or the “Funds”) has appointed Vinita K. Paul to serve as Chief Compliance Officer of the Funds, effective December 1, 2016, following the resignation of Elizabeth Scalf from her positions with the Funds. All references and information pertaining to Ms. Scalf are hereby deleted.

Accordingly, the information related to Ms. Paul in the “Directors and Officers of the Fund” section beginning on page 44 of the SAI is deleted and replaced with the following:

Name, Address and	Position(s)	Term of	Principal Occupation(s) During Past	Number	Other
Age	Held with	Office and	Five Years	of	Directorships
	Heartland	Length		Heartland	Held by
		of Time		Funds	Director(2)
		Served(1)		Overseen
by
Director

Vinita K. Paul	Vice	Since 08/08	Vice President, Chief Compliance Officer	N/A	N/A
789 North Water	President		and General Counsel, Heartland
Street, Suite 500			Advisors, Inc., August 2008-May 2016
Milwaukee, WI	Chief	08/08-05/16;	and since December 2016; Vice President
53202	Compliance	12/16- present	and General Counsel, Heartland
Birthdate: 8/79	Officer		Advisors, Inc., May 2016-December
2016; Vice President and Chief
	Anti-	Since 02/14	Compliance Officer, Heartland Group,
	Money		Inc., August 2008 to May 2016 and since
	Laundering		December 2016; Associate, Quarles &
	Officer		Brady LLP, November 2007 to July 2008;
Vice President and Interim General
	Assistant	Since 05/16	Counsel, The Ziegler Companies, Inc.,
	Secretary		July 2007 to October 2007; Assistant
Secretary, North Track Funds, Inc.,
December 2006 to October 2007;
Assistant Secretary, Ziegler Exchange
Traded Trust, December 2006 to October
2007; Vice President and Assistant
General Counsel, The Ziegler Companies,
Inc., September 2006 to July 2007;
Associate, Quarles & Brady LLP,
September 2004 to August 2006.

(1)

Officers of Heartland serve one-year terms, subject to annual reappointment by the Board of Directors.  Directors of Heartland serve a term of indefinite length until their resignation or removal, and stand for re-election by shareholders only as and when required under the 1940 Act.

(2)

Only includes directorships held within the past 5 years in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities Exchange Act of 1934, or any company registered as an investment company under the 1940 Act.

Please retain this supplement for future reference